Prepayments, Accrued Income and Other Receivables - Summary of Prepayments, Accrued Income and Other Receivables Explanatory (Detail) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments - manufacturing and clinical	£ 383	£ 395
Prepayments - other	363	482
Accrued income	41	6
VAT	62	21
Other receivables	0	18
Prepayments, accrued income and other receivables	£ 849	£ 922